Credit-related arrangements, repurchase agreements and commitments - Credit-Related Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, gross	$ 247,817	$ 254,010
Outstanding financial guarantees, collateral	240,632	246,824
Outstanding financial guarantees, net	$ 7,185	7,186
Standby Letters of Credit
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	1 year
Letters of Guarantee
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	4 years
Standby letters of credit
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, gross	$ 244,288	250,543
Outstanding financial guarantees, collateral	237,139	243,393
Outstanding financial guarantees, net	7,149	7,150
Letters of guarantee
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, gross	3,529	3,467
Outstanding financial guarantees, collateral	3,493	3,431
Outstanding financial guarantees, net	$ 36	$ 36